Note 1 - Summary of Significant Accounting Policies - Summary of Inventory by Product Group (Details) - USD ($)	Mar. 31, 2016	Mar. 31, 2015
Prime Coil Inventory [Member]
Raw materials	$ 14,168,626	$ 8,419,340
Non-standard Coil Inventory [Member]
Raw materials	992,163	1,804,635
Tubular Inventory [Member]
Raw materials	1,566,048	1,888,849
Finished goods	25,212,291	28,737,842
Inventories	$ 41,939,128	$ 40,850,666